PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 91.5%

Aerospace & Defense — 1.4%
BAE Systems PLC	48,797	$313,521
General Dynamics Corp.	5,334	705,742

		1,019,263

Airlines — 0.9%
Southwest Airlines Co.	19,374	689,908

Auto Manufacturers — 3.3%
Cummins, Inc.	7,196	973,763
Honda Motor Co., Ltd. ADR	30,649	688,377
PACCAR, Inc.	13,480	824,032

		2,486,172

Auto Parts & Equipment — 1.2%
Aptiv PLC	4,823	237,485
BorgWarner, Inc.	26,257	639,883

		877,368

Banks — 11.6%
Comerica, Inc.	23,702	695,417
Commerce Bancshares, Inc.	17,393	875,737
First Hawaiian, Inc.	28,257	467,088
M&T Bank Corp.	6,859	709,426
Northern Trust Corp.	29,620	2,235,125
Prosperity Bancshares, Inc.	9,259	446,747
State Street Corp.	12,375	659,216
The PNC Financial Services Group, Inc.	3,726	356,653
Truist Financial Corp.	43,477	1,340,831
UMB Financial Corp.	8,560	397,013
Westamerica Bancorporation	8,147	478,881

		8,662,134

Building Materials — 1.6%
Johnson Controls International PLC	45,475	1,226,006

Computers — 0.9%
HP, Inc.	39,368	683,428

Diversified Financial Services — 2.6%
Ameriprise Financial, Inc.	8,866	908,588
BlackRock, Inc.	1,122	493,646
T. Rowe Price Group, Inc.	5,943	580,334

		1,982,568

Electric — 8.0%
Ameren Corp.	7,122	518,695
Edison International	25,974	1,423,115
Eversource Energy	6,809	532,532
NorthWestern Corp.	13,425	803,218
Pinnacle West Capital Corp.	15,759	1,194,375
WEC Energy Group, Inc.	2,733	240,859
Xcel Energy, Inc.	20,519	1,237,296

		5,950,090

Electrical Components & Equipment — 2.0%
Emerson Electric Co.	31,700	1,510,505

Electronics — 4.5%
Hubbell, Inc.	10,969	1,258,583

	Number of Shares	Value†
Electronics — (continued)
nVent Electric PLC	80,112	$1,351,490
TE Connectivity Ltd.	11,694	736,488

		3,346,561

Environmental Control — 0.6%
Republic Services, Inc.	5,952	446,757

Food — 6.9%
Conagra Brands, Inc.	35,240	1,033,941
Kellogg Co.	5,026	301,510
Koninklijke Ahold Delhaize N.V.	46,055	1,072,924
Mondelez International, Inc., Class A	10,995	550,630
Orkla ASA	82,287	705,011
Sysco Corp.	13,816	630,424
The J.M. Smucker Co.	8,071	895,881

		5,190,321

Food Service — 1.2%
Sodexo S.A.	13,699	919,960

Forest Products & Paper — 1.1%
Mondi PLC	49,591	836,877

Gas — 2.1%
Atmos Energy Corp.	6,217	616,913
Spire, Inc.	12,581	937,033

		1,553,946

Healthcare Products — 6.9%
Envista Holdings Corp.*	32,607	487,149
Henry Schein, Inc.*	13,433	678,635
Hologic, Inc.*	23,543	826,359
Siemens Healthineers AG	17,026	658,167
Zimmer Biomet Holdings, Inc.	24,883	2,515,174

		5,165,484

Healthcare Services — 2.8%
Quest Diagnostics, Inc.	12,020	965,206
Universal Health Services, Inc., Class B	11,343	1,123,864

		2,089,070

Home Builders — 0.9%
PulteGroup, Inc.	9,483	211,660
Thor Industries, Inc.	10,631	448,416

		660,076

Household Products & Wares — 0.5%
Kimberly-Clark Corp.	2,834	362,384

Insurance — 5.3%
Aflac, Inc.	19,732	675,624
Arthur J. Gallagher & Co.	2,224	181,278
Brown & Brown, Inc.	5,062	183,346
Chubb Ltd.	12,616	1,409,081
Globe Life, Inc.	2,154	155,023
ProAssurance Corp.	25,159	628,975
Reinsurance Group of America, Inc.	8,716	733,364

		3,966,691

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Internet — 0.9%
F5 Networks, Inc.*	6,172	$658,120

Media — 0.8%
Fox Corp., Class B	27,124	620,597

Miscellaneous Manufacturing — 1.8%
IMI PLC	72,917	673,138
Textron, Inc.	25,353	676,165

		1,349,303

Oil & Gas — 1.8%
ConocoPhillips	27,158	836,466
Imperial Oil Ltd.	19,961	225,666
Noble Energy, Inc.	48,345	292,004

		1,354,136

Oil & Gas Services — 0.8%
Baker Hughes Co.	47,735	501,217
Schlumberger Ltd.	5,665	76,421

		577,638

Packaging and Containers — 3.5%
Graphic Packaging Holding Co.	32,108	391,717
Packaging Corp. of America	9,910	860,485
Sonoco Products Co.	19,565	906,838
Westrock Co.	17,368	490,820

		2,649,860

Pharmaceuticals — 3.1%
Cardinal Health, Inc.	23,089	1,106,886
McKesson Corp.	8,722	1,179,738

		2,286,624

Retail — 4.0%
Advance Auto Parts, Inc.	10,333	964,276
Genuine Parts Co.	14,205	956,423
MSC Industrial Direct Co., Inc., Class A	15,101	830,102
Target Corp.	2,884	268,125

		3,018,926

Savings & Loans — 1.0%
Capitol Federal Financial, Inc.	64,891	753,384

Semiconductors — 3.0%
Applied Materials, Inc.	20,330	931,521
Maxim Integrated Products, Inc.	18,700	909,007
Microchip Technology, Inc.	5,640	382,392

		2,222,920

Software — 1.0%
Cerner Corp.	11,690	736,353

Telecommunications — 0.8%
Rogers Communications, Inc., Class B	13,984	583,685

Transportation — 2.7%
Heartland Express, Inc.	47,215	876,783

	Number of Shares	Value†
Transportation — (continued)
Norfolk Southern Corp.	7,704	$1,124,784

		2,001,567

TOTAL COMMON STOCKS (Cost $83,536,881)		68,438,682

REAL ESTATE INVESTMENT TRUSTS — 5.3%

Diversified — 1.5%
Weyerhaeuser Co.	64,194	1,088,088

Healthcare — 1.3%
Welltower, Inc.	21,708	993,792

Hotels & Resorts — 1.1%
MGM Growth Properties LLC, Class A	34,579	818,485

Office Property — 1.4%
Empire State Realty Trust, Inc., Class A	44,021	394,428
Piedmont Office Realty Trust, Inc., Class A	36,855	650,860

		1,045,288

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,689,711)		3,945,653

EXCHANGE TRADED FUNDS — 0.5%

Investment Companies — 0.5%
iShares Russell Mid-Cap Value ETF (Cost $377,460)	5,853	375,119

SHORT-TERM INVESTMENTS — 2.1%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.330%) (Cost $1,592,843)	1,592,843	1,592,843

TOTAL INVESTMENTS — 99.4% (Cost $91,196,895)		74,352,297
Other Assets & Liabilities — 0.6%		459,979

TOTAL NET ASSETS — 100.0%		$74,812,276

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

ADR — American Depositary Receipt.

AG — Aktiengesellschaft.

LLC — Limited Liability Company.

ASA — Allmennaksjeselskap.

N.V. — Naamloze Vennootschap.

ETF — Exchange-Traded Fund.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

MID CORE VALUE FUND

Country Weightings as of 03/31/2020 ††

United States	86%
United Kingdom	4
Switzerland	3
Netherlands	2
Canada	1
France	1
Norway	1
Other	2

Total	100%

††	% of total investments as of March 31, 2020.

Open forward foreign currency contracts held by Mid Core Value Fund at March 31, 2020 were as follows:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Appreciation	Unrealized Depreciation
Buy	Canadian Dollar	Morgan Stanley	6/30/2020	191,384	1.40608	$132,600	$136,112	$3,512	$—
Sell	Canadian Dollar	Morgan Stanley	6/30/2020	(1,137,573)	1.40608	(784,744)	(809,039)	—	(24,295)
Buy	Euro	Credit Suisse	6/30/2020	48,718	0.90358	52,176	53,916	1,740	—
Sell	Euro	Credit Suisse	6/30/2020	(2,094,635)	0.90358	(2,276,144)	(2,318,151)	—	(42,007)
Buy	Japanese Yen	Bank of America	6/30/2020	6,525,134	107.11415	59,383	60,918	1,535	—
Sell	Japanese Yen	Bank of America	6/30/2020	(52,325,826)	107.11415	(484,016)	(488,505)	—	(4,489)
Buy	Norwegian Krone	Goldman Sachs	6/30/2020	661,670	10.39322	60,702	63,664	2,962	—
Sell	Norwegian Krone	Goldman Sachs	6/30/2020	(7,102,109)	10.39322	(628,706)	(683,341)	—	(54,635)
Buy	Pound Sterling	JP Morgan	6/30/2020	269,483	0.80387	317,761	335,232	17,471	—
Sell	Pound Sterling	JP Morgan	6/30/2020	(1,491,682)	0.80387	(1,745,547)	(1,855,626)	—	(110,079)

	Total							$27,220	$(235,505)